Financial Risk Management Objectives and Policies - Schedule of Exchange Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SGD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (1,527,154)	$ (1,477,961)
SGD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 1,527,154	$ 1,477,961
TWD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (500,404)	$ (474,534)
TWD [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 500,404	$ 474,534
MYR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (196,365)	$ (402,719)
MYR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 196,365	$ 402,719
PHP [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (635,994)	$ (576,565)
PHP [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 635,994	$ 576,565
THB [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (328,388)	$ (329,276)
THB [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 328,388	$ 329,276
IDR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	3.00%	3.00%
Increase/ (decrease) in loss after tax US$	$ (183,444)	$ (184,116)
IDR [Member]
Schedule of Exchange Rates [Line Items]
Increase/ (decrease) in foreign exchange rate	(3.00%)	(3.00%)
Increase/ (decrease) in loss after tax US$	$ 183,444	$ 184,116